Income Taxes - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Federal NOLs	$ 27,815	$ 10,403
State NOLs	8,206	2,584
Deferred revenue	9,408	8,940
Other deferred tax assets	5,669	1,879
Total deferred tax assets	51,098	23,806
Less: Valuation allowance	(43,175)	(18,832)
Total net deferred tax asset	7,923	4,974
Deferred Tax Liabilities
IRC 481(a) Adjustment	(209)	(2,784)
Deferred costs of revenue	(6,576)	(1,775)
Other deferred tax liabilities	(1,140)	(435)
Total deferred tax liabilities	(7,925)	(4,994)
Net deferred tax asset	$ (2)	$ (20)